Segment reporting (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure Of Operating Segments [Line Items]
Net interest income	$ 1,392	$ 1,330	$ 1,026	$ 2,722	$ 2,149
Non-interest income				13,155	12,633
Income				15,877	14,783
Credit loss (expense) / recovery	(272)	(268)	(12)	(540)	(33)
Total operating income	7,403	7,934	7,532	15,337	14,750
Total operating expenses	5,821	5,926	5,773	11,747	11,445
Operating profit / (loss) before tax	1,582	2,008	1,759	3,591	3,305
Tax expense / (benefit)	347	410	366	757	773
Net profit / (loss)	1,236	1,598	$ 1,393	2,833	2,532
Additional information
Total assets	1,063,838	$ 1,098,099		1,063,838		$ 972,183
Global Wealth Management
Disclosure Of Operating Segments [Line Items]
Net interest income				2,054	1,975
Non-interest income				6,553	6,090
Income				8,606	8,064
Credit loss (expense) / recovery				(117)	(4)
Total operating income				8,489	8,061
Total operating expenses				6,391	6,323
Operating profit / (loss) before tax				2,098	1,737
Additional information
Total assets	327,218			327,218		309,766
Personal & Corporate Banking
Disclosure Of Operating Segments [Line Items]
Net interest income				1,029	994
Non-interest income				886	920
Income				1,914	1,914
Credit loss (expense) / recovery				(187)	1
Total operating income				1,727	1,915
Total operating expenses				1,155	1,139
Operating profit / (loss) before tax				572	777
Additional information
Total assets	209,851			209,851		209,405
Asset Management
Disclosure Of Operating Segments [Line Items]
Net interest income				(9)	(13)
Non-interest income				1,048	934
Income				1,038	921
Credit loss (expense) / recovery				0	0
Total operating income				1,038	921
Total operating expenses				724	693
Operating profit / (loss) before tax				314	228
Additional information
Total assets	34,865			34,865		34,565
Investment Bank
Disclosure Of Operating Segments [Line Items]
Net interest income				3	(403)
Non-interest income				4,914	4,264
Income				4,917	3,860
Credit loss (expense) / recovery				(200)	(24)
Total operating income				4,718	3,836
Total operating expenses				3,396	3,202
Operating profit / (loss) before tax				1,321	634
Additional information
Total assets	349,266			349,266		315,855
Group Functions
Disclosure Of Operating Segments [Line Items]
Net interest income				(354)	(403)
Non-interest income				(246)	425
Income				(600)	23
Credit loss (expense) / recovery				(35)	(6)
Total operating income				(635)	17
Total operating expenses				80	88
Operating profit / (loss) before tax				(715)	$ (71)
Additional information
Total assets	$ 142,638			$ 142,638		$ 102,592